Advance to Suppliers - Schedule of Expected Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Expected Credit Losses [Abstract]
Balance at beginning of the period	$ (1,377)	¥ (9,343)	¥ (8,323)
Additional reversal for expected credit losses	(22)	(147)	(1,020)
Balance at the end of the period	$ (1,399)	¥ (9,490)	¥ (9,343)